HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total profit/ (loss) and other comprehensive income of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Loss after tax from discontinued operations and disposals of discontinued operations	$ 0	$ (2,830)	$ (742)
Loss after tax from discontinued operations and disposals of discontinued operations		(2,830)	(742)
Omnium Telecom Algerie SpA
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Loss after tax from discontinued operations and disposals of discontinued operations		0	144
Loss on disposal		0	(722)
Russian cash generating units
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Loss after tax from discontinued operations and disposals of discontinued operations		916	(164)
Loss on disposal		$ (3,746)	$ 0